Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2014
Property and Equipment	Property and equipment consisted of the following:

December 31, 2014
Computer equipment	$25,862
Software	2,250

28,112
Less: accumulated depreciation	(1,466)

Property and equipment, net	$26,646